Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	kr 611	kr 624
Dividends paid	(4,450)	(3,425)	kr (3,424)
Equity in joint ventures and associated companies,Closing balance	1,565	611	624
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	611	624
Investments	1,310	64
Share in earnings	(335)	58
Taxes	(5)	(5)
Dividends paid	(66)	(30)
Divested business	(5)	(114)
Translation differences	55	14
Equity in joint ventures and associated companies,Closing balance	kr 1,565	kr 611	kr 624